COMMITMENTS (Tables)	12 Months Ended
May 31, 2020
Disclosure Of Commitment [Abstract]
Schedule of information related to contractual obligations
	Less than	1 to	4 to	Over
	1 year	3 years	5 years	5 years	Total
Trade and other payables	$1,514,281	$—	$—	$—	$1,514,281
Loans payable principal and interest payments	685,000	8,294,932	—	—	8,979,932
Payments related to acquisitions of royalties and streams	335,045	—	—	—	335,045
Other	2,834	—	—	—	2,834
	$2,537,160	$8,294,932	$—	$—	$10,832,092